Company Overview	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Company Overview

Note 1. Company Overview

Blue Star Foods Corp. (“we”, “our”, the “Company”) is an international seafood company based in Miami, Florida that imports, packages and sells refrigerated pasteurized crab meat, and other premium seafood products. The Company’s main operating business, John Keeler & Co., Inc. (“Keeler & Co.”) was incorporated in the State of Florida in May 1995. The Company was formed under the laws of the State of Delaware. The Company’s current source of revenue is importing blue and red swimming crab meat primarily from Indonesia, Philippines and China and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh.

On November 26, 2019, Keeler & Co., a wholly-owned direct subsidiary of the Company, entered into an Agreement and Plan of Merger and Reorganization (the “Coastal Merger Agreement”) with Coastal Pride Company, Inc., a South Carolina corporation, Coastal Pride Seafood, LLC, a Florida limited liability company and newly-formed, wholly-owned subsidiary of the Purchaser (the “Acquisition Subsidiary” and, upon the effective date of the Merger, the “Surviving Company” or “Coastal Pride”), and The Walter F. Lubkin, Jr. Irrevocable Trust dated January 8, 2003 (the “Trust”), Walter F. Lubkin III (“Lubkin III”), Tracy Lubkin Greco (“Greco”) and John C. Lubkin (“Lubkin”), constituting all of the shareholders of Coastal Pride Company, Inc. immediately prior to the Coastal Merger (collectively, the “Sellers”). Pursuant to the terms of the Coastal Merger Agreement, Coastal Pride Company, Inc. merged with and into the Acquisition Subsidiary, with the Acquisition Subsidiary being the surviving company (the “Coastal Merger”).

Coastal Pride is a seafood company, based in Beaufort, South Carolina, that imports pasteurized and fresh crabmeat sourced primarily from Mexico and Latin America and sells premium branded label crabmeat throughout North America.

Note 1. Company Overview

Located in Miami, Florida, Blue Star Foods Corp. (“we”, “our”, the “Company”) is a sustainable seafood company. The Company’s main operating business, John Keeler & Co., Inc. has been in business for approximately twenty-five years. The Company was formed under the laws of the State of Delaware. The current source of revenue is importing blue and red swimming crab meat primarily from Indonesia, the Philippines and China and distributing it in the United States, Canada and Europe under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh.

On November 8, 2018, the sole shareholder of John Keeler & Co., Inc., John Keeler, executed an Agreement and Plan of Merger and Reorganization with Blue Star Foods Corp. (formerly A.G. Acquisition Group II, Inc.) and Blue Star Acquisition Corp. pursuant to which he exchanged his 500 shares, par value $1.00 per share in John Keeler & Co., Inc. for 15,000,000 shares, par value $0.0001 per share of the then outstanding 16,015,000 outstanding shares. As part of the merger, the net liabilities existing in the company as of the date of the merger totaling approximately $2,400 were converted to equity. The prior owners of Blue Star Foods Corp. received 750,000 shares of common stock as part of this transaction, and various service providers received 265,000 shares as compensation for their work on the transaction resulting in an expense and additional paid in capital of $530,001. Additionally, there were 725 Series A Preferred shares and 181,250 warrants issued to private placement offering investors for a total capital contribution of $725,000, 688 Series A Preferred shares and 172,000 warrants issued for settlement with prior investors which had a fair value of $688,000 and $81,353 respectively. Upon the close of the merger, there were 3,120,000 options to purchase common stock issued to Christopher Constable, the Company’s then Chief Financial Officer. Additionally, Carlos Faria, the Company’s then Chief Executive Officer, held options to purchase 104 shares of John Keeler & Co., Inc. prior to the merger. These options were immediately converted at closing to an option to purchase 3,120,000 shares of common stock in the Company.

The Merger was accounted for as a “reverse merger” and recapitalization since, immediately following the completion of the transaction, the holders of John Keeler & Co., Inc.’s stock had effective control of Blue Star Foods Corp. In addition, John Keeler & Co., Inc. had control of the combined entity through control of the Board by designating all four of the board seats. Additionally, all of John Keeler & Co., Inc.’s officers and senior executive positions continued as management of the combined entity after consummation of the Merger. For accounting purposes, John Keeler & Co., Inc. was deemed to be the accounting acquirer in the transaction and, consequently, the transaction has been treated as a recapitalization of Blue Star Foods Corp. Accordingly, John Keeler & Co., Inc.’s assets, liabilities and results of operations are the historical financial statements of the registrant, and the John Keeler & Co., Inc.’s assets, liabilities and results of operations have been consolidated with Blue Star Foods Corp effective as of the date of the closing of the Merger. No step-up in basis or intangible assets or goodwill was recorded in this transaction.

On November 26, 2019, John Keeler & Co., Inc., a Florida corporation (the “Purchaser”), and wholly-owned direct subsidiary of the Company, entered into an Agreement and Plan of Merger and Reorganization (the “Coastal Merger Agreement”) with Coastal Pride Company, Inc., a South Carolina corporation, Coastal Pride Seafood, LLC, a Florida limited liability company and newly-formed, wholly-owned subsidiary of the Purchaser (the “Acquisition Subsidiary” and, upon the effective date of the Merger, the “Surviving Company), and The Walter F. Lubkin, Jr. Irrevocable Trust dated 1/8/03 (the “Trust”), Walter F. Lubkin III (“Lubkin III”), Tracy Lubkin Greco (“Greco”) and John C. Lubkin (“Lubkin”), constituting all of the shareholders of Coastal Pride Company, Inc. immediately prior to the Coastal Merger (collectively, the “Sellers”). Pursuant to the terms of the Coastal Merger Agreement, Coastal Pride Company, Inc. merged with and into the Acquisition Subsidiary, with the Acquisition Subsidiary being the surviving company (the “Coastal Pride Merger”).

Coastal Pride is a seafood company, based in Beaufort, South Carolina, that imports pasteurized and fresh crabmeat sourced primarily from Mexico and Latin America and sells premium branded label crabmeat throughout North America.